Earnings Per Share - Schedule of Calculation of Basic (Loss) Earnings Per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of classes of share capital [line items]
Net profit (loss) attributable to Avianca Holdings S.A.	$ (24,803)	$ 48,237	$ 16,980
Common Shares [member]
Weighted average number of shares
Common stock	660,800,000	660,800,000
Earnings per share
Common stock	$ (0.025)	$ 0.050
Preference shares [member]
Weighted average number of shares
Common stock	336,187,000	336,187,000
Earnings per share
Common stock	$ (0.025)	$ 0.050